N-6	Apr. 10, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	NEW YORK LIFE INS & ANNUITY CORP VAR UNIV LIFE SEP ACC I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	Apr. 10, 2026
Amendment Flag	false
Market Wealth Plus
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Current Expenses fee of “0.59%*” for the AB VPS Relative Value Portfolio—Class A listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.60%*”.The Current Expenses fee of “0.80%*” for the Goldman Sachs VIT International Equity Insights Fund—Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.81%*”.
Market Wealth Plus | AB VPS Relative Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio—Class A
Current Expenses [Percent]	0.60%
Market Wealth Plus | Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund—Institutional Class
Current Expenses [Percent]	0.81%
NYLIAC Variable Universal Life 2000
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Current Expenses fee of “0.59%*” for the AB VPS Relative Value Portfolio—Class A listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.60%*”.The Current Expenses fee of “0.80%*” for the Goldman Sachs VIT International Equity Insights Fund—Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.81%*”.
NYLIAC Variable Universal Life 2000 | AB VPS Relative Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio—Class A
Current Expenses [Percent]	0.60%
NYLIAC Variable Universal Life 2000 | Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund—Institutional Class
Current Expenses [Percent]	0.81%
New York Life Variable Universal Life Accumulator II
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Current Expenses fee of “0.59%*” for the AB VPS Relative Value Portfolio—Class A listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.60%*”.The Current Expenses fee of “0.80%*” for the Goldman Sachs VIT International Equity Insights Fund—Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.81%*”.
New York Life Variable Universal Life Accumulator II | AB VPS Relative Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio—Class A
Current Expenses [Percent]	0.60%
New York Life Variable Universal Life Accumulator II | Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund—Institutional Class
Current Expenses [Percent]	0.81%
New York Life Variable Universal Life Accumulator Plus
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Current Expenses fee of “0.59%*” for the AB VPS Relative Value Portfolio—Class A listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.60%*”.The Current Expenses fee of “0.80%*” for the Goldman Sachs VIT International Equity Insights Fund—Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.81%*”.
New York Life Variable Universal Life Accumulator Plus | AB VPS Relative Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio—Class A
Current Expenses [Percent]	0.60%
New York Life Variable Universal Life Accumulator Plus | Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund—Institutional Class
Current Expenses [Percent]	0.81%
NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Current Expenses fee of “0.59%*” for the AB VPS Relative Value Portfolio—Class A listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.60%*”.The Current Expenses fee of “0.80%*” for the Goldman Sachs VIT International Equity Insights Fund—Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.81%*”.
NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR | AB VPS Relative Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio—Class A
Current Expenses [Percent]	0.60%
NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR | Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund—Institutional Class
Current Expenses [Percent]	0.81%
Flexible Premium Variable Universal Life
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Current Expenses fee of “0.59%*” for the AB VPS Relative Value Portfolio—Class A listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.60%*”.The Current Expenses fee of “0.80%*” for the Goldman Sachs VIT International Equity Insights Fund—Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.81%*”.
Flexible Premium Variable Universal Life | AB VPS Relative Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio—Class A
Current Expenses [Percent]	0.60%
Flexible Premium Variable Universal Life | Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund—Institutional Class
Current Expenses [Percent]	0.81%
NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Current Expenses fee of “0.59%*” for the AB VPS Relative Value Portfolio—Class A listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.60%*”.The Current Expenses fee of “0.80%*” for the Goldman Sachs VIT International Equity Insights Fund—Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectus is deleted and replaced with “0.81%*”.
NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR | AB VPS Relative Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio—Class A
Current Expenses [Percent]	0.60%
NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR | Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund—Institutional Class
Current Expenses [Percent]	0.81%